STOCKHOLDERS’ EQUITY (DEFICIT) (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
SCHEDULE OF OUTSTANDING STOCK WARRANTS ACTIVITIES

The following table reflects a summary of Common Stock warrants outstanding and warrant activity during the period ended December 31, 2023 and 2022.

	Underlying Shares	Weighted Average Exercise Price	Weighted Average Term (Years)
Warrants outstanding at December 31, 2021	29,320,478	0.01	0.44
Granted	-
Exercised	-
Forfeited	-
Warrant outstanding at December 31, 2022	29,320,478	0.01	3.52
Granted	-
Exercised	-
Forfeited	-
Warrant outstanding at December 31, 2023	29,320,478	0.01	3.52